Restricted Net Assets	6 Months Ended
Jun. 30, 2025
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

10. RESTRICTED NET ASSETS

As a result of the PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Additional paid-in-capital	203,150	240,752	33,608
Statutory reserve	32,647	32,647	4,557
	235,797	273,399	38,165